LONG-TERM BANK LOANS (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended			12 Months Ended
	Nov. 30, 2004	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008 2008 Loans [Member]	Dec. 31, 2008 2008 Loans [Member] Loans With Israeli Commercial Banks First Principal [Member]	Dec. 31, 2008 2008 Loans [Member] Loans With Israeli Commercial Banks Second Principal [Member]	Dec. 31, 2011 2011 Loans [Member]	Dec. 31, 2011 2011 Loans [Member] Loans With Israeli Commercial Banks First Principal [Member]	Dec. 31, 2011 2011 Loans [Member] Loans With Israeli Commercial Banks Second Principal [Member]
Debt Instrument, Face Amount				$ 30,000	$ 23,000	$ 7,000	$ 23,750	$ 19,850	$ 3,900
Debt Instrument, Interest Rate Terms					LIBOR plus 1.3%-1.5% with respect to $ 23,000 of the principal amount of 2008 Loans	LIBOR plus 0.5%-0.65% with respect to the remaining $ 7,000 of principal amount		interest at LIBOR plus 2.1%-4.35% with respect to $ 19,850 of the principal amount of the 2011 Loans.	0.5% above the interest rate paid on the bank deposit.
Debt Instrument, Frequency of Periodic Payment				20 equal quarterly payments				20 equal quarterly installments	10 equal semiannual payments
Debt Instrument, Maturity Date	Nov. 09, 2024			Jul. 31, 2013			Sep. 30, 2017
Compensating Bank Deposit		13,456	16,450						3,900
Compensating Bank Deposit Included in Short-term Deposit		4,205	7,630
Compensating Bank Deposit Included in Long-term Deposit		$ 9,251	$ 8,820